Income Taxes (Details) - Schedule of Provision for Income Taxes and Income Taxes Computed Using the Effective U.S. Federal Statutory Rate	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Provision For Income Taxes And Income Taxes Computed Using The Effective USFederal Statutory Rate Abstract
Federal tax statutory rate	21.00%	21.00%
State tax, net of federal benefit	7.20%	7.10%
Research and development credits	0.60%	1.90%
Non-deductible expenses	2.90%	(2.30%)
Change in valuation allowance	(31.70%)	(27.70%)
Effective tax rate